DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

May 1, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS Digital Horizons Fund, DWS RREEF Real Estate Securities Fund and DWS RREEF Global Real Estate Securities Fund (the “Funds”), each a series of Deutsche DWS Securities Trust (the “Trust”) (Reg. Nos. 002-36238; 811-02021)

Dear Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 215 to the Trust's Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on April 25, 2025.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2564.

Very truly yours,

/s/Peter Fariel

Peter Fariel

Vice President and Senior Legal Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.